CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 30,747,959	$ 117,670,355	$ 88,651,621
Cost of sales	(26,000,180)	(107,343,838)	(79,713,476)
Gross profit	4,747,779	10,326,517	8,938,145
Operating expenses:
Selling expenses	(885,804)	(1,363,164)	(1,356,428)
General and administrative expenses	(2,332,017)	(2,686,008)	(1,644,580)
Total operating expenses	(3,217,821)	(4,049,172)	(3,001,008)
Other income (expenses):
Interest expenses	(2,027,843)	(2,416,950)	(2,014,433)
Interest income	375,634	2,008,182	1,028,593
Change in fair value of convertible bonds	0	0	329,862
Change in fair value of warrants	7,198,191	0	0
Other gains (loss) - net	21,688	(421,381)	0
Total other income (expenses)	5,567,670	(830,149)	(655,978)
Income before income taxes	7,097,628	5,447,196	5,281,159
Income taxes	225,319	(1,474,052)	(1,323,757)
Net income	7,322,947	3,973,144	3,957,402
Other comprehensive income
Foreign currency translation adjustments	(9,931,290)	1,478,821	746,216
Total other comprehensive income	(9,931,290)	1,478,821	746,216
Comprehensive (loss) income	$ (2,608,343)	$ 5,451,965	$ 4,703,618
Earnings per share attributable to equity holders of the Company - Basic (in dollars per share)	$ 0.79	$ 0.67	$ 0.87
Earnings per share attributable to equity holders of the Company - Diluted (in dollars per share)	$ 0.79	$ 0.67	$ 0.87
Weighted average shares used in calculating earnings per ordinary share - Basic (in shares)	9,323,108	5,921,144	4,560,000
Weighted average shares used in calculating earnings per ordinary share - Diluted (in shares)	9,323,108	5,921,144	4,560,000